Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Current Liabilities
Taxes payable		$ 3,584	$ 2,257
Finance lease obligations, current		294	308
Accrued expenses		4,892	1,319
Deferred revenue		261	193
Other		257	124
Other current liabilities	$ 10,744	$ 9,288	$ 4,201